10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES	12 Months Ended
Jan. 31, 2021
Notes
10. TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES

10.TRANSACTIONS WITH AND AMOUNTS OWING TO RELATED PARTIES

The Company entered into the following transactions with related parties:

	2021			2020			2019
	Amounts paid or payable	Option based payment	Owed at year end	Amounts paid or payable	Option based payment	Owed at year end	Amounts paid or payable	Option based payment	Owed at year end
To a director for:
investor relations	$132,000	$221,193	$12,246	$231,000	$545,662	$16,980	$-	$-	$1,195
consulting (a)	675	-	-	900	-	-	1,125	-	-

To an officer of the company (b)	40,725	-	1,732	42,313	-	2,218	25,560	75,426	1,496

	$173,400	$221,193	$13,978	$274,213	$545,662	$19,198	$26,685	$75,426	$2,691

a)fees for services which have been allocated to operating expenses as consulting fees.

b)for accounting and management services.

These transactions were in the normal course of operations and have been measured at their exchange amount, which is the amount of consideration established and agreed to by the related parties.  The amounts owing are non-interest bearing, unsecured and have no fixed terms of repayment.

Compensation of key management personnel

Key management personnel include directors and executive officers of the Company.  The option based payment amounts (non-cash item) and compensation paid or payable to key management personnel is as follows:

	2021	2020	2019

Remuneration or fees	$184,400	$288,713	$37,685
Option based payments (non-cash item)	221,193	545,662	75,426
Total compensation for key management personnel	$405,593	$834,375	$113,111